Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interests
17.	REDEEMABLE NONCONTROLLING INTERESTS

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	5,492	11,022	716	104
Business combination (Note 3)	—	698	182	26
Other comprehensive (loss)	(335)	—	—	—
Issuance of subsidiary shares	—	—	100	14
Disposal of subsidiary shares	(2,376)	—	—	—
Accretion of redeemable noncontrolling interests	(17)	146	111	15
Conversion of convertible notes of iQIYI	8,258	—	—	—
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	—	(11,150)	—	—

Balance as of December 31	11,022	716	1,109	159

In November 2014, iQIYI completed a round of preferred shares financing with US$300 million from the external preferred shareholders. In October 2017, the US$1.2 billion iQIYI 2018 Convertible Notes (Note 12) plus related interest purchased by external investors was converted to iQIYI’s new round preferred shares. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of iQIYI, these preferred shares were
accounted for as redeemable noncontrolling interests. Upon completion of the IPO of iQIYI, all preferred shares of iQIYI held by external preferred shareholders were automatically re-designated
 and converted on a
 one-for-one
 basis into Class A ordinary shares of iQIYI.
In October 2015, Xiaodu issued 250,000,000 preferred shares to certain shareholders for a total consideration of US$250 million. In May 2016, Xiaodu issued an additional 42,105,264 preferred shares to certain other shareholders for a total consideration of US$100 million. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of Xiaodu, these preferred shares were accounted for as redeemable noncontrolling interests. In August 2017, the Company completed the disposal of Xiaodu to Rajax Holding in exchange for its equity shares.
In October 2018, the Company acquired additional shares of a former equity method investee, resulting in the investee becoming a subsidiary of the Company. The subsidiary had issued 159,820,917 outstanding preferred shares to certain shareholders, which could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the subsidiary. Therefore, these preferred share
s
were accounted for as redeemable noncontrolling interests (Note 3).
The Company accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity.
The Company elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.